6. Subsequent events (Details Narrative) (Annual, USD $)	11 Months Ended
Dec. 31, 2013
Annual
Shares Issued in Merger	3,846,000,000
Private Placement, Shares	700,000,000
Private Placement, Value	$ 40,000
Shares Returned to Treasury	35,000,000
Debt Forgiveness	151,269
Convertible Promissory Note Issued	$ 400,000